UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number  811-21897
                                                      ---------

                                The Roxbury Funds
       -------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       100 Wilshire Boulevard, Suite 1000
                             Santa Monica, CA 90401
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Michael Kromm
                         Roxbury Captial Management, LLC
                       100 Wilshire Boulevard, Suite 1000
                             Santa Monica, CA 90401
       -------------------------------------------------------------------
                     (Name and address of agent for service)

                                    Copy to:
                           Michael P. Malloy, Esquire
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                           Philadelphia, PA 19103-6996

       Registrant's telephone number, including area code: (310) 917-5600
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                    Date of reporting period: March 31, 2008
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


ROXBURY MID-CAP FUND
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2008 (UNAUDITED)
  (Showing Percentage of Total Investments)
================================================================================

                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                   --------     -----------
COMMON STOCK -- 88.3%
  CONSUMER DISCRETIONARY -- 17.6%
    HOTELS, RESTAURANTS & LEISURE -- 2.1%
    Starbucks Corp.*                                 1,025      $    17,938
                                                                -----------
    HOUSEHOLD DURABLES -- 2.9%
    Toll Brothers, Inc.*                             1,085           25,476
                                                                -----------
    MEDIA -- 1.9%
    The McGraw-Hill Cos., Inc.                         440           16,258
                                                                -----------
    SPECIALTY RETAIL -- 10.7%
    Carmax, Inc.*                                    1,110           21,556
    PetSmart, Inc.                                   1,000           20,440
    Ross Stores, Inc.                                  765           22,919
    Tractor Supply Co.                                 705           27,862
                                                                -----------
                                                                     92,777
                                                                -----------
  Total Consumer Discretionary                                      152,449
                                                                -----------
  CONSUMER STAPLES -- 2.4%
    FOOD & STAPLES RETAILING -- 2.4%
    SYSCO Corp.                                        720           20,894
                                                                -----------
  Total Consumer Staples                                             20,894
                                                                -----------
  ENERGY -- 6.9%
    ENERGY EQUIPMENT & SERVICES -- 6.9%
    Noble Corp.                                        600           29,802
    Weatherford International, Inc.*                   420           30,437
                                                                -----------
                                                                     60,239
                                                                -----------
  Total Energy                                                       60,239
                                                                -----------
  FINANCIALS -- 13.2%
    CAPITAL MARKETS -- 3.4%
    Legg Mason, Inc.                                   530           29,669
                                                                -----------
    INSURANCE -- 2.0%
    First American Corp.                               510           17,309
                                                                -----------
    REAL ESTATE INVESTMENT TRUSTS -- 2.1%
    iStar Financial, Inc.                            1,285           18,029
                                                                -----------
    REAL ESTATE MANAGEMENT & DEVELOPMENT -- 2.1%
    Consolidated-Tomoka Land Co.                       330           18,497
                                                                -----------
    THRIFTS & MORTGAGE FINANCING -- 3.6%
    People's United Financial, Inc.                  1,780           30,812
                                                                -----------
  Total Financials                                                  114,316
                                                                -----------
  HEALTH CARE -- 14.4%
    HEALTH CARE EQUIPMENT & SUPPLIES -- 9.7%
    Arthrocare Corp.*                                  600           20,010
    Boston Scientific Corp.*                         1,980           25,483
    Gen-Probe, Inc.*                                   190            9,158
    St. Jude Medical, Inc.*                            690           29,801
                                                                -----------
                                                                     84,452
                                                                -----------
    HEALTH CARE PROVIDERS & SERVICES -- 2.9%
    Laboratory Corp. of America Holdings*              340           25,051
                                                                -----------
    PHARMACEUTICALS -- 1.8%
    Endo Pharmaceuticals Holdings, Inc.*               645           15,441
                                                                -----------
  Total Health Care                                                 124,944
                                                                -----------
  INDUSTRIALS -- 13.8%
    AIR FREIGHT & LOGISTICS -- 2.5%
    UTi Worldwide, Inc.                              1,110           22,289
                                                                -----------
    COMMERCIAL SERVICES & SUPPLIES -- 5.4%
    Dun & Bradstreet Corp.                             260           21,159


                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                   --------     -----------

    Stericycle, Inc.*                                  500      $    25,750
                                                                -----------
                                                                     46,909
                                                                -----------
    TRADING COMPANIES & DISTRIBUTORS -- 5.9%
    MSC Industrial Direct Co. - Class A                560           23,660
    WESCO International, Inc.*                         750           27,367
                                                                -----------
                                                                     51,027
                                                                -----------
  Total Industrials                                                 120,225
                                                                -----------
  INFORMATION TECHNOLOGY -- 15.2%
    COMMUNICATIONS EQUIPMENT -- 2.3%
    Polycom, Inc.*                                     885           19,948
                                                                -----------
    COMPUTERS & PERIPHERALS -- 3.1%
    NetApp, Inc.*                                    1,350           27,067
                                                                -----------
    IT SERVICES -- 1.7%
    Paychex, Inc.                                      430           14,732
                                                                -----------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 6.4%
    Maxim Integrated Products, Inc.                  1,645           33,542
    Microchip Technology, Inc.                         665           21,765
                                                                -----------
                                                                     55,307
                                                                -----------
    SOFTWARE -- 1.7%
    Autodesk, Inc.*                                    470           14,796
                                                                -----------
  Total Information Technology                                      131,850
                                                                -----------
  MATERIALS -- 1.9%
    CHEMICALS -- 1.9%
    Ecolab, Inc.                                       390           16,938
                                                                -----------
  Total Materials                                                    16,938
                                                                -----------
  TELECOMMUNICATION SERVICES -- 2.9%
    WIRELESS TELECOMMUNICATION SERVICES -- 2.9%
    SBA Communications Corp. - Class A*                835           24,908
                                                                -----------
  Total Telecommunication Services                                   24,908
                                                                -----------
  Total Common Stock
   (Cost $837,469)                                                  766,763
                                                                -----------

SHORT-TERM INVESTMENTS -- 11.7%
    BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Series
       (seven-day effective
       yield 3.31%)                                 43,212           43,212
    BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series
       (seven-day effective
       yield 3.28%)                                 43,212           43,212
    PNC Money Market Account                        15,117           15,117
                                                                -----------
  Total Short-Term Investments
   (Cost $101,541)                                                  101,541
                                                                -----------
TOTAL INVESTMENTS -- 100.0%
    (Cost $939,010)+                                            $   868,304
                                                                ===========

*    Non-income producing security.
+ The cost for Federal income tax purposes is $969,501. At March 31, 2008 net unrealized depreciation was $101,197. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $32,032, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $133,229.

ROXBURY SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2008 (UNAUDITED)
  (Showing Percentage of Total Investments)
================================================================================

                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                   --------     -----------
COMMON STOCK -- 96.1%
  CONSUMER DISCRETIONARY -- 14.5%
    HOTELS, RESTAURANTS & LEISURE -- 6.2%
    Darden Restaurants, Inc.                        97,940     $  3,187,947
    Texas Roadhouse, Inc. -  Class A*              201,830        1,977,934
    The Cheesecake Factory*                        112,135        2,443,421
    WMS Industries, Inc.*                           61,705        2,219,529
                                                               ------------
                                                                  9,828,831
                                                               ------------
    LEISURE EQUIPMENT & PRODUCTS -- 1.1%
    Callaway Golf Co.                               115,520       1,695,834
                                                               ------------
    MULTILINE RETAIL -- 1.3%
    Dollar Tree, Inc.*                              75,300        2,077,527
                                                               ------------
    SPECIALTY RETAIL -- 4.4%
    Gymboree Corp.*                                 52,555        2,095,893
    PetSmart, Inc.                                  53,805        1,099,774
    Stage Stores, Inc.                             148,950        2,412,990
    Tween Brands, Inc.*                             54,520        1,348,825
                                                               ------------
                                                                  6,957,482
                                                               ------------
    TEXTILES, APPAREL & LUXURY GOODS -- 1.5%
    Wolverine World Wide, Inc.                      80,055        2,322,396
                                                               ------------
  Total Consumer Discretionary                                   22,882,070
                                                               ------------
  CONSUMER STAPLES -- 5.2%
    FOOD & STAPLES RETAILING -- 0.8%
    United Natural Foods, Inc.*                     64,239        1,201,912
                                                               ------------
    FOOD PRODUCTS -- 2.1%
    Chiquita Brands International, Inc.*            56,900        1,314,959
    Fresh Del Monte Produce, Inc.*                  54,820        1,995,448
                                                               ------------
                                                                  3,310,407
                                                               ------------
    PERSONAL PRODUCTS -- 2.3%
    Herbalife Ltd.                                  77,165        3,665,337
                                                               ------------
  Total Consumer Staples                                          8,177,656
                                                               ------------
  ENERGY -- 4.4%
    ENERGY EQUIPMENT & SERVICES -- 3.2%
    Core Laboratories N.V.*                         10,370        1,237,141
    Exterran Holdings, Inc.*                        17,900        1,155,266
    Hornbeck Offshore Services, Inc.*               57,210        2,612,781
                                                               ------------
                                                                  5,005,188
                                                               ------------
    OIL, GAS & CONSUMABLE FUELS -- 1.2%
    Arena Resources, Inc.*                          21,945          849,491
    Penn Virginia Corp.                             24,815        1,094,093
                                                               ------------
                                                                  1,943,584
                                                               ------------
  Total Energy                                                    6,948,772
                                                               ------------
  FINANCIALS -- 3.0%
    CAPITAL MARKETS -- 2.0%
    Affiliated Managers Group, Inc.*                23,675        2,148,270
    optionsXpress Holdings, Inc.                    50,295        1,041,609
                                                               ------------
                                                                  3,189,879
                                                               ------------
    INSURANCE -- 1.0%
    Navigators Group, Inc.*                         28,035        1,525,104
                                                               ------------
  Total Financials                                                4,714,983
                                                               ------------
  HEALTH CARE -- 20.3%
    BIOTECHNOLOGY -- 1.2%
    Applera Corp. - Celera Group*                   131,705       1,936,063
                                                               ------------

                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                   --------     -----------
    HEALTH CARE EQUIPMENT & SUPPLIES -- 2.1%
    IDEXX Laboratories, Inc.*                       44,760     $  2,204,877
    Immucor, Inc.*                                  54,085        1,154,174
                                                               ------------
                                                                  3,359,051
                                                               ------------
    HEALTH CARE PROVIDERS & SERVICES -- 13.0%
    Brookdale Senior Living, Inc.                   57,665        1,378,193
    CardioNet, Inc.*                                49,850          896,801
    Chemed Corp.                                    45,955        1,939,301
    Healthspring, Inc.*                             68,420          963,354
    Healthways, Inc.*                               45,255        1,599,312
    HMS Holdings Corp.*                             43,825        1,251,204
    Inventiv Health, Inc.*                          64,910        1,870,057
    LHC Group, Inc.*                                82,230        1,381,464
    Pediatrix Medical Group, Inc.*                  57,310        3,862,694
    PharMerica Corp.*                               74,130        1,228,334
    PSS World Medical, Inc.*                       168,890        2,813,707
    Psychiatric Solutions, Inc.*                    38,755        1,314,570
                                                               ------------
                                                                 20,498,991
                                                               ------------
    HEALTH CARE TECHNOLOGY -- 1.0%
    Omnicell, Inc.*                                 73,955        1,486,496
                                                               ------------
    LIFE SCIENCES TOOLS & SERVICES -- 3.0%
    Bio-Rad Laboratories, Inc. - Class A*           12,365        1,099,867
    Illumina, Inc.*                                 35,005        2,656,879
    Parexel International Corp.*                    39,835        1,039,694
                                                               ------------
                                                                  4,796,440
                                                               ------------
  Total Health Care                                              32,077,041
                                                               ------------
  INDUSTRIALS -- 22.2%
    AEROSPACE & DEFENSE -- 1.9%
    Ladish Co., Inc.*                               21,305          766,980
    Moog, Inc. - Class A*                           55,440        2,340,122
                                                               ------------
                                                                  3,107,102
                                                               ------------

    COMMERCIAL SERVICES & SUPPLIES -- 10.4%
    Clean Harbors, Inc.*                            44,935        2,920,775
    EnergySolutions, Inc.                           58,300        1,337,402
    Herman Miller, Inc.                             55,695        1,368,426
    Innerworkings, Inc.*                            93,175        1,307,245
    Knoll, Inc.                                    125,130        1,444,000
    Mine Safety Appliances Co.                      44,955        1,851,697
    The Advisory Board Co.*                         46,611        2,560,808
    Waste Connections, Inc.*                       117,335        3,606,878
                                                               ------------
                                                                 16,397,231
                                                               ------------
    ELECTRICAL EQUIPMENT -- 4.8%
    Energy Conversion Devices, Inc.*                97,830        2,925,117
    EnerSys, Inc.*                                  52,525        1,256,398
    Evergreen Solar, Inc.*                         120,040        1,112,771
    Superior Essex, Inc.*                           80,268        2,257,136
                                                               ------------
                                                                  7,551,422
                                                               ------------
    MACHINERY -- 0.8%
    ESCO Technologies, Inc.*                        32,380        1,286,134
                                                               ------------
    ROAD & RAIL -- 2.8%
    Genesee & Wyoming, Inc. - Class A*              36,505        1,255,772
    Landstar System, Inc.                           44,685        2,330,770
    Old Dominion Freight Line, Inc.*                25,340          806,572
                                                               ------------
                                                                  4,393,114
                                                               ------------
    TRADING COMPANIES & DISTRIBUTORS -- 1.5%
    Beacon Roofing Supply, Inc.*                    62,865          628,650

ROXBURY SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
  INVESTMENTS / MARCH 31, 2008 (UNAUDITED) -- CONTINUED

================================================================================

                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                   --------     -----------

    Watsco, Inc.                                    44,310     $  1,835,320
                                                               ------------
                                                                  2,463,970
                                                               ------------
  Total Industrials                                              35,198,973
                                                               ------------
  INFORMATION TECHNOLOGY -- 22.9%
    COMMUNICATIONS EQUIPMENT -- 1.5%
    Alvarion Ltd.*                                  91,230          661,418
    Ceragon Networks Ltd.*                          93,190          880,645
    RADWARE Ltd.*                                   77,355          790,568
                                                               ------------
                                                                  2,332,631
                                                               ------------
    COMPUTERS & PERIPHERALS -- 1.4%
    Data Domain, Inc.*                              63,350        1,507,730
    Novatel Wireless, Inc.*                         73,905          715,400
                                                               ------------
                                                                  2,223,130
                                                               ------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS -- 4.8%
    Anixter International, Inc.*                    23,950        1,533,758
    Itron, Inc.*                                    20,250        1,827,158
    Mellanox Technologies Ltd.*                     94,660        1,318,614
    OSI Systems, Inc.*                              76,458        1,760,063
    Plexus Corp.*                                   40,345        1,131,677
                                                               ------------
                                                                  7,571,270
                                                               ------------
    INTERNET SOFTWARE & SERVICES -- 3.5%
    Ariba, Inc.*                                   168,375        1,626,503
    Equinix, Inc.*                                  45,585        3,030,947
    Interwoven, Inc.*                               90,586          967,458
                                                               ------------
                                                                  5,624,908
                                                               ------------
    IT SERVICES -- 4.1%
    Alliance Data Systems Corp.*                    19,120          908,391
    ExlService Holdings, Inc.*                      81,190        1,864,122
    Global Payments, Inc.                           61,900        2,560,184
    RightNow Technologies, Inc.*                    92,665        1,102,714
                                                               ------------
                                                                  6,435,411
                                                               ------------

    OFFICE ELECTRONICS -- 1.2%
    Zebra Technologies Corp. - Class A*             55,870        1,861,588
                                                               ------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.3%
    Anadigics, Inc.*                               132,971          872,290
    Hittite Microwave Corp.*                        30,655        1,147,110
    Microsemi Corp.*                                95,900        2,186,520
    Tessera Techonologies, Inc.*                    50,685        1,054,248
                                                               ------------
                                                                  5,260,168
                                                               ------------
    SOFTWARE -- 3.1%
    Ansoft Corp.*                                   57,335        1,749,864
    ArcSight, Inc.*                                 80,770          558,121
    Micros Systems, Inc.*                           78,963        2,657,895
                                                               ------------
                                                                  4,965,880
                                                               ------------
  Total Information Technology                                   36,274,986
                                                               ------------
  MATERIALS -- 1.7%
    CHEMICALS -- 1.2%
    Airgas, Inc.                                    42,820        1,947,026
                                                               ------------
    METALS & MINING -- 0.5%
    PAN American Silver Corp.*                      21,595          828,600
                                                               ------------
  Total Materials                                                 2,775,626
                                                               ------------
  TELECOMMUNICATION SERVICES -- 1.9%
    DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.4%
    Globalstar, Inc.*                               82,772          603,408
                                                               ------------
    WIRELESS TELECOMMUNICATION SERVICES -- 1.5%
    Clearwire Corp. - Class A*                     158,200        2,342,942
                                                               ------------

                                                                   VALUE
                                                    SHARES       (NOTE 2)
                                                   --------     -----------

  Total Telecommunication Services                             $  2,946,350
                                                               ------------

  Total Common Stock
   (Cost $148,776,169)                                          151,996,457
                                                               ------------

SHORT-TERM INVESTMENTS -- 3.9%
    BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Series
      (seven-day effective
      yield 3.31%)                               3,083,465        3,083,465
    BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series
      (seven-day effective
      yield 3.28%)                               3,083,465        3,083,465
                                                               ------------

  Total Short-Term Investments
   (Cost $6,166,930)                                              6,166,930
                                                               ------------

TOTAL INVESTMENTS -- 100.0%
    (Cost $154,943,099)+                                       $158,163,387
                                                               ============
*    Non-income producing security.
+ The cost for Federal income tax purposes is $158,145,894. At March 31, 2008, net unrealized appreciation was $17,493. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $13,622,830, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $13,605,337.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Roxbury Funds

By (Signature and Title)*  /s/ Brian C. Beh
                         -------------------------------------------------------
                          Brian C. Beh, President
                          (principal executive officer)

Date                      April 16, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Brian C. Beh
                         -------------------------------------------------------
                          Brian C. Beh, President
                          (principal executive officer)

Date                      April 16, 2008`
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Kromm
                         -------------------------------------------------------
                           Michael Kromm, Treasurer
                           (principal financial officer)

Date                       April 16, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.